Summary of Significant Accounting Policies - Schedule of Current Year of Cash Flow (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Changes in operating assets and liabilities:
Advances to suppliers	$ (4,764,026)	$ (2,144,491)	$ (4,206,570)
Net cash used in operating activities from continuing operations	(10,308,733)	(1,891,626)	(10,298,816)
Cash paid for advances on customized equipment purchases		(7,221,017)
Net cash used in investing activities from continuing operations	$ (11,242,521)	(21,189,116)	$ (4,488,509)
Previously reported [Member]
Changes in operating assets and liabilities:
Advances to suppliers		(9,365,508)
Net cash used in operating activities from continuing operations		(9,112,643)
Cash paid for advances on customized equipment purchases
Net cash used in investing activities from continuing operations		(13,968,099)
(Decrease)/Increase [Member]
Changes in operating assets and liabilities:
Advances to suppliers		7,221,017
Net cash used in operating activities from continuing operations		7,221,017
Cash paid for advances on customized equipment purchases		(7,221,017)
Net cash used in investing activities from continuing operations		$ (7,221,017)